Summary of significant accounting policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary of significant accounting policies
Inventory write-down			$ 7		$ 0
Impairment of investments			$ 0
Land use rights lease term			30 years
Amortization expenses			$ 127	$ 118
Finite-lived intangible assets, Amortization expense, Remainder of 2020			151
Finite-lived intangible assets, Amortization expense, 2021			301
Finite-lived intangible assets, Amortization expense, 2022			299
Finite-lived intangible assets, Amortization expense, 2023			286
Finite-lived intangible assets, Amortization expense, 2024			178
Finite-lived intangible assets, Amortization expense, after year five			1
Impairment of long-lived assets			$ 0
Revenue, Practical Expedient, Financing Component [true false]			true
Cash grants recorded in other income			$ 2,024	193
Cash grants recorded in deferred income			$ 2,321		2,023
Reimbursement recognized period			5 years
Unrecognized tax benefits and related interest and penalties			$ 0	0
Number of reportable segments | segment			1
Aggregate amount of cash and cash equivalents			$ 258,604	91,603	$ 75,932
Exclusive Promotion Agreement | Hanhui
Summary of significant accounting policies
Payment of upfront fees | ¥	¥ 90,000	¥ 230,000
Upfront payment recorded in deferred income			$ 12,713
Foreign Currency Risk | Cash and Cash Equivalents
Summary of significant accounting policies
Aggregate amount of cash and cash equivalents | ¥						¥ 165,488	¥ 47,168
Concentration risk percentage			9.00%		9.00%
Deferred Income
Summary of significant accounting policies
Reimbursements recognized			$ 702		$ 858
Other Income
Summary of significant accounting policies
Reimbursements recognized			$ 156	$ 156
Minimum
Summary of significant accounting policies
Intangible assets amortization period			1 year
Maximum
Summary of significant accounting policies
Intangible assets amortization period			5 years